Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT FUNDS, INC.
Entity Central Index Key	0000912028
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005547
Shareholder Report [Line Items]
Fund Name	Cash Reserves Fund
Trading Symbol	TSCXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
AssetsNet	$ 5,142,387,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 20,406,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,142,387
Number of Portfolio Holdings	198

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	21.4%
Certificate of Deposit	18.9
U.S. Government Agency Repurchase Agreement	18.9
Non-Financial Company Commercial Paper	11.2
Financial Company Commercial Paper	11.0
Asset Backed Commercial Paper	9.3
Other Asset Backed Securities	3.1
Insurance Company Funding Agreement	2.1
U.S. Treasury Debt	2.0
Short-Term and Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	14.6%
Credit Agricole	2.4
Credit Agricole Corporate & Investment	2.2
Royal Bank of Canada	2.2
Australia & New Zealand Banking Group	2.2
Svenska Handelsbanken	2.0
U.S. Treasury Notes	2.0
BNP Paribas Securities	1.9
California PFA	1.9
Nordea Bank	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless